CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Gold and copper mineral reserves assumption [Table Text Block]	We estimate our future production levels,
including mineral reserves and resources and expected
conversion of resources to reserves based on information
compiled by qualified persons as defined in accordance
with the Canadian Securities Administrators’ National
Instrument 43-101 - Standards of Disclosure for Mineral
Projects requirements. To calculate our gold and copper
mineral reserves, as well as measured, indicated, and
inferred mineral resources, we have used the following
assumptions. Refer to notes 19 and 21.

	As at December 31, 2025	As at December 31, 2024
Gold ($/oz)
Mineral reserves	$1,500	$1,400
Measured, indicated and inferred	2,000	1,900
Copper ($/lb)
Mineral reserves	3.25	3.00
Measured, indicated and inferred	4.50	4.00